Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	$ 19,219,000		$ 19,219,000		$ 12,626,000	$ 11,540,892
Accumulated depreciation	(5,814,000)		(5,814,000)		(4,144,569)	(2,078,823)
Net property and equipment	13,405,000		13,405,000		8,480,657	9,462,069
Depreciation and amortization expense			1,673,000	$ 1,471,000	2,067,461	1,439,488
Construction in progress	3,247,000		3,247,000		111,341	1,235,854
Purchase commitments					0	0
Property, Plant and Equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Depreciation and amortization expense	569,000	$ 509,000	1,666,000	$ 1,465,000	2,065,746	1,431,873
Construction in progress	2,891,000		2,891,000
Laboratory equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	7,914,000		7,914,000		7,503,736	5,495,603
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	4,674,000		4,674,000		4,661,643	4,503,133
Computer equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	282,000		282,000		180,736	159,106
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	211,000		211,000		167,770	147,196
Construction in progress
Property, Plant and Equipment, Net, by Type [Abstract]
Gross property and equipment	$ 6,138,000		$ 6,138,000		$ 111,341	$ 1,235,854